Allowance For Loan Losses (Schedule Of Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total	$ 2,146,369	$ 1,973,103
Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	930,709	863,045
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	108,739	130,899
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	821,970	732,146
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	143,110	141,797
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	36,564	35,845
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	4,551	2,628
Exceptional [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,150	4,262
Exceptional [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	3,355	4,220
Exceptional [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,795	42
Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	114,895	114,446
Good [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,951	6,728
Good [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	108,944	107,718
Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	565,124	504,798
Acceptable [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	73,566	93,077
Acceptable [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	491,558	411,721
Pass/Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	192,138	186,844
Pass/Watch [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	22,818	25,246
Pass/Watch [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	169,320	161,598
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,893	17,272
Special Mention [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	878	470
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,015	16,802
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	37,509	35,302
Substandard [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,171	1,037
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	35,338	34,265
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		121
Doubtful [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		121
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,212,215	1,107,246
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,029,142	928,789
Performing [Member] | Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	141,961	139,996
Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	36,564	35,845
Performing [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	4,548	2,616
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	3,445	2,812
Non-Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,293	999
Non-Performing [Member] | Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,149	1,801
Non-Performing [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 3	$ 12